Other Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
OTHER ACCRUED LIABILITIES [Abstract]
Advance from government grants	$ 4,613	$ 3,479
Customer deposits	4,315	3,807
Consideration payable for business acquisitions	0	2,820
Others	5,965	4,766
Total	$ 14,893	$ 14,872